International Emerging Markets Account (Prospectus Summary): | International Emerging Markets Account
INTERNATIONAL EMERGING MARKETS ACCOUNT

Supplement dated June 15, 2012

to the Prospectus for Principal Variable Contracts Funds, Inc.

dated April 30, 2012

(Not all Accounts are offered in all variable annuity and variable life insurance contracts.)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

ACCOUNT SUMMARIES

Under the Principal Investment Strategies heading, delete the paragraph that begins “Here, "emerging market country" means any country which is considered” and substitute:

Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the MSCI Emerging Markets Index or has a sovereign debt rating of BBB+ or lower based on the lower of S&P and Moody’s ratings). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, and New Zealand, and most nations located in Western Europe. The Account will invest in equity securities of small, medium, and large capitalization companies.